Current and long-term debt	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Current and long-term debt	Current and long-term debt
The following is a breakdown of the current and non-current portion of our debt outstanding as of December 31, 2024 and December 31, 2023:

	At December 31,
In thousands of U.S. dollars	2024	2023
Current portion of bank debt (1)	$122,797	$220,965
Sale and leaseback liabilities (2)	8,592	206,757
Current portion of long-term debt	131,389	427,722

Non-current portion of bank debt and bonds (3)	665,887	939,188
Sale and leaseback liabilities (4)	64,691	221,380
	$861,967	$1,588,290
(1)The current portion at December 31, 2024 was net of unamortized deferred financing fees of $1.2 million. The current portion at December 31, 2023 was net of unamortized deferred financing fees of $5.0 million.
(2)The current portion at December 31, 2024 was net of unamortized deferred financing fees of $0.1 million and prepaid interest of $0.3 million. The current portion at December 31, 2023 was net of unamortized deferred financing fees of $0.8 million and prepaid interest of $0.3 million.
(3)The non-current portion at December 31, 2024 was net of unamortized deferred financing fees of $13.7 million. The non-current portion at December 31, 2023 was net of unamortized deferred financing fees of $20.6 million.
(4)The non-current portion at December 31, 2024 was net of unamortized deferred financing fees of $0.8 million. The non-current portion at December 31, 2023 was net of unamortized deferred financing fees of $2.3 million.
The following is a roll-forward of the activity within debt (current and non-current, and inclusive of IFRS 16 - lease liabilities), by facility, for the year ended December 31, 2024:

		Activity				Balance as of December 31, 2024 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2023	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of December 31, 2024	Current	Non-Current
Prudential Credit Facility	33,740	—	(33,740)	—	—	—	—
BNPP Sinosure Credit Facility	69,667	—	(69,667)	—	—	—	—
2023 $225.0 Million Credit Facility	199,575	—	(33,900)	—	165,675	22,123	143,552
2023 $49.1 Million Credit Facility	45,626	—	(4,616)	—	41,010	4,615	36,395
2023 $117.4 Million Credit Facility	108,890	—	(17,007)	—	91,883	17,008	74,875
2023 $1.0 Billion Credit Facility	564,907	99,000	(312,694)	—	351,213	—	351,213
2023 $94.0 Million Credit Facility	92,908	—	(9,666)	—	83,242	9,666	73,576
Ocean Yield Lease Financing	25,243	—	(3,067)	33	22,209	3,112	19,097
BCFL Lease Financing (MRs)	21,653	—	(21,653)	—	—	—	—
2020 SPDBFL Lease Financing	37,626	—	(36,863)	(763)	—	—	—
2021 AVIC Lease Financing	77,567	—	(76,410)	(1,157)	—	—	—
2021 CMBFL Lease Financing	61,525	—	(61,525)	—	—	—	—
2021 TSFL Lease Financing	46,482	—	(45,617)	(865)	—	—	—
2021 Ocean Yield Lease Financing	58,083	—	(5,867)	—	52,216	5,850	46,366
2022 AVIC Lease Financing	103,451	—	(103,451)	—	—	—	—
Unsecured Senior Notes Due 2025	70,496	—	—	49	70,545	70,545	—
	$1,617,439	$99,000	$(835,743)	$(2,703)	$877,993	$132,919	$745,074
Less: deferred financing fees	(28,814)	(2,421)	—	15,481	(15,754)	(1,258)	(14,496)
Less: prepaid interest expense	(335)	—	63	—	(272)	(272)	—
Total	$1,588,290	$96,579	$(835,680)	$12,778	$861,967	$131,389	$730,578
(1)    Primarily relates to non-cash accretion, write-offs, amortization or other adjustments on (i) debt or lease obligations assumed as part of a previous acquisition, (ii) the carrying values of certain sale and leaseback arrangements related to the notifications to exercise purchase options; and (iii) our Unsecured Senior Notes Due 2025, as discussed below.
Interest Rate Benchmark Reform
Interest in most of our financing agreements has historically been based on published rates for LIBOR. The ICE Benchmark Administration (“IBA”), the administrator of LIBOR, with the support of the United States Federal Reserve and the United Kingdom’s Financial Conduct Authority, ceased the publication of all U.S. Dollar LIBOR tenors on June 30, 2023.
In response to the anticipated discontinuation of LIBOR, the Alternative Reference Rate Committee, a committee convened by the Federal Reserve that includes major market participants, proposed an alternative rate to replace U.S. Dollar LIBOR: the Secured Overnight Financing Rate, or “SOFR.”
During the year ended December 31, 2023, we transitioned our existing loan and lease financing agreements from U.S. Dollar LIBOR to SOFR plus a credit spread adjustment (“CSA”) which varied from zero basis points to 26.161 basis points depending on the financing arrangement. We have applied the practical expedient pursuant to the Amendments to IFRS 9 – Financial Instruments (IBOR reform) as our secured bank debt and lease financing arrangements are carried at amortized cost, and therefore the change in the effective interest rate on these arrangements that has arisen from IBOR reform was deemed to be economically equivalent to the previous basis. Accordingly, no gain or loss was recognized upon transition.
Secured Bank Debt
Each of our secured credit facilities contains financial and restrictive covenants which require us to, among other things, comply with certain financial tests (described below); deliver quarterly and annual financial statements and annual projections; comply with restrictive covenants, including maintaining adequate insurances; comply with laws (including environmental laws and ERISA); and maintain flag and class of our vessels. Other such covenants may, among other things, restrict consolidations, mergers or sales of our assets; require us to obtain lender approval on changes in our vessel manager; limit our ability to place liens on our assets; limit our ability to incur additional indebtedness; prohibit us from paying dividends if there is a covenant breach under the loan or an event of default has occurred or would occur as a result of payment of such dividend; or prohibit our transactions with affiliates. Furthermore, our debt agreements contain customary events of default, including cross-default provisions, as well as subjective acceleration clauses under which the debt could become due and payable in the event of a material adverse change in the Company’s business.
These secured credit facilities may be secured by, among other things:
•a first priority mortgage over the relevant collateralized vessels;
•a first priority assignment of earnings, insurances and charters from the mortgaged vessels for the specific facility;
•a pledge of earnings generated by the mortgaged vessels for the specific facility; and
•a pledge of the equity interests of each vessel owning subsidiary under the specific facility.
Each of our secured credit facilities are described below.
Prudential Credit Facility
In November 2019, we executed an agreement with Prudential Private Capital for a senior secured term loan facility for $55.5 million (the "Prudential Credit Facility"). The Prudential Credit Facility was fully drawn in December 2019, with the primary purpose of refinancing STI Clapham, STI Camden and STI Acton.
In December 2023, we gave notice to repay the outstanding balance in January 2024.
The amount outstanding as of December 31, 2023 was $33.7 million. The outstanding debt on this loan facility was repaid in full in January 2024 and the loan facility was terminated.
BNPP Sinosure Credit Facility
In December 2019, we executed a senior secured term loan facility with BNP Paribas and Skandinaviska Enskilda Banken AB for up to $134.1 million (the "BNPP Sinosure Credit Facility"), which was used to finance five of our vessels.
The amount outstanding as of December 31, 2023 was $69.7 million. The outstanding debt on this loan facility was repaid in full in September 2024 and the loan facility was terminated.
2023 $225.0 Million Credit Facility
In January 2023, we executed the 2023 $225.0 Million Credit Facility with a group of European financial institutions. In February and March 2023, we drew down $184.9 million and $40.1 million, respectively, and 13 product tankers (STI Opera, STI Duchessa, STI Venere, STI Virtus, STI Aqua, STI Dama, STI Regina, STI San Antonio, STI Yorkville, STI Battery, STI Milwaukee, STI Madison, and STI Sanctity) were collateralized under this facility as part of these drawdowns.
The 2023 $225.0 Million Credit Facility has a final maturity of five years from the signing date and bears interest at SOFR plus a margin of 1.975% per annum. The borrowings for the 11 MRs are scheduled to be repaid in equal quarterly installments of $0.63 million per vessel for the first two years, and $0.33 million per vessel for the remaining term of the loan, with a balloon payment due at maturity. The borrowings for the two LR2s are scheduled to be repaid in equal quarterly installments of $0.8 million per vessel for the first two years, and $0.45 million per vessel for the remaining term of the loan, with a balloon payment due at maturity.
Our 2023 $225.0 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.5 billion.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate of (i) principal amount of the loans outstanding and (ii) negative value of any hedging exposure under such facility.
In July 2024, we executed an amendment with the lenders on the 2023 $225.0 Million Credit Facility to convert this credit facility from a term loan to a revolving credit facility. This amendment gives us the flexibility to make unscheduled repayments on this facility that can be re-drawn in the future. Under the amendment, the outstanding and/or availability of the revolving credit facility will continue to amortize quarterly as scheduled.
In August 2024, we entered into an agreement to sell STI San Antonio, which was collateralized under this facility. In September 2024 this vessel was replaced by the previously unencumbered STI Memphis.
The amounts outstanding as of December 31, 2024 and 2023 were $165.7 million and $199.6 million, respectively, and we were in compliance with the financial covenants as of those dates. There was no drawdown availability under this revolving credit facility as of December 31, 2024.
2023 $49.1 Million Credit Facility
In February 2023, we executed the 2023 $49.1 Million Credit Facility with a North American financial institution. In March 2023, we drew down $49.1 million and two LR2 product tankers (STI Rose and STI Rambla) were collateralized under this facility as part of this drawdown.
The 2023 $49.1 Million Credit Facility has a final maturity of five years from the drawdown date and bears interest at SOFR plus a margin of 1.90% per annum. The borrowing is scheduled to be repaid in equal, aggregate, installments of $1.2 million per quarter, with a balloon payment upon maturity.
Our 2023 $49.1 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.6 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after October 1, 2022 and (ii) 50% of the net proceeds of new equity issues occurring on or after December 31, 2022.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 150% of the then aggregate outstanding principal amount of the loans.
The amounts outstanding as of December 31, 2024 and 2023 were $41.0 million and $45.6 million, respectively, and we were in compliance with the financial covenants as of those dates.
2023 $117.4 Million Credit Facility
In May 2023, we executed the 2023 $117.4 Million Credit Facility with a European financial institution. This facility was fully drawn upon execution and seven vessels (STI Battersea, STI Wembley, STI Texas City, STI Meraux, STI Mayfair, STI St. Charles, and STI Alexis) were collateralized under this facility upon drawdown.
The 2023 $117.4 Million Credit Facility has a final maturity of five years from the drawdown date of each vessel and bears interest at SOFR plus a margin of 1.925% per annum. The borrowing is scheduled to be repaid in equal, aggregate, installments of $4.3 million per quarter, with a balloon payment upon maturity.
Our 2023 $117.4 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 150% of the then aggregate of (i) principal amount of the loans outstanding and (ii) negative value of any hedging exposure under such credit facility.
In October 2024, this facility was amended to facilitate the release and subsequent sale of STI Texas City as collateral, as the residual collateral value of the remaining vessels under the facility provided for sufficient headroom under the leverage covenant of the agreement.
The amounts outstanding as of December 31, 2024 and 2023 were $91.9 million and $108.9 million, respectively, and we were in compliance with the financial covenants as of those dates.
2023 $1.0 Billion Credit Facility
In July 2023, we executed the 2023 $1.0 Billion Credit Facility with a group of financial institutions for up to $1.0 billion, consisting of a term loan and a revolving credit facility.
Upon execution, we drew down $440.6 million (split evenly between the term loan and the revolver) and 21 vessels (STI Lobelia, STI Lavender, STI Jermyn, STI Steadfast, STI Magic, STI Mystery, STI Marvel, STI Millennia, STI Magister, STI Mythic, STI Modest, STI Maverick, STI Miracle, STI Maestro, STI Mighty, STI Magnetic, STI Seneca, STI Brooklyn, STI Manhattan, STI Bronx, and STI Tribeca) were collateralized under this facility as part of this drawdown.
In August 2023, we drew down $135.8 million (split evenly between the term loan and the revolver) and five vessels (STI Supreme, STI Spiga, STI Kingsway, STI Sloane and STI Condotti) were collateralized under this facility as part of this drawdown.
In September 2023, we repaid $288.2 million on the revolving portion of this credit facility, which may be re-borrowed in the future, subject to the scheduled amortization profile.
In November 2023, we drew down $202.3 million (split evenly between the term loan and the revolver) and eight vessels (STI Lotus, STI Lily, STI Gladiator, STI Gratitude, STI Goal, STI Maximus, STI Leblon and STI Bosphorus) were collateralized under this facility as part of this drawdown.
In December 2023, we drew down $122.3 million (split evenly between the term loan and the revolver) and five vessels (STI Donald C Trauscht, STI Esles II, STI Stability, STI Solace and STI Solidarity) were collateralized under this facility as part of these drawdowns.
In January 2024, we drew down $99.0 million (split evenly between the term loan and revolver) from the 2023 $1.0 Billion Credit Facility and placed two Handymax (STI Acton and STI Camden) and four MR (STI Jardins, STI San Telmo, STI Soho and STI Osceola) product tankers as collateral under the facility.
In March 2024, we sold STI Tribeca, which was collateralized under this facility. There was no debt repayment as a result of this sale, as this vessel was replaced by the previously unencumbered STI Galata.
In June 2024, we made an unscheduled prepayment of $223.6 million which was applied against the eight quarterly principal payments of the term loan falling due between the third quarter of 2024 and second quarter of 2026. As a result of this prepayment, the amortization of deferred financing fees was accelerated by $3.9 million.
In July 2024, we sold STI Manhattan, which was collateralized under this facility. There was no debt repayment as a result of this sale as this vessel was replaced by the previously unencumbered STI Notting Hill.
In October 2024, we prepaid $22.9 million outstanding on this facility related to STI Lily.
The 2023 $1.0 Billion Credit Facility has a final maturity of June 30, 2028 and bears interest at SOFR plus a margin of 1.95% per annum. The amounts drawn as of December 31, 2024 are scheduled to be repaid, re-commencing September 30, 2026 in aggregate amounts of $19.3 million per quarter and decreasing to $13.8 million, with a balloon payment due at maturity. The amount currently available under the revolving portion of the facility of $288.2 million is scheduled to be permanently reduced, commencing on June 30, 2026 in aggregate amounts of $0.6 million per quarter and increasing to $6.9 million, with availability terminating March 2028. The scheduled repayments will be applied to the outstanding term loan for each vessel, until repaid in full, and then to the reduction of the revolver for each vessel. A commitment fee of 0.78% per annum is due quarterly on the undrawn available commitment.
Our 2023 $1.0 Billion Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.5 billion.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate principal amount of the loans outstanding.
The amounts outstanding as of December 31, 2024 and 2023 were $351.2 million and $564.9 million, respectively, and we were in compliance with the financial covenants as of those dates. As of December 31, 2024, the amount available under the revolver was $288.2 million.
2023 $94.0 Million Credit Facility
In September 2023, we executed the 2023 $94.0 Million Credit Facility with DekaBank Deutsche Girozentrale for up to $94.0 million. Upon execution, we drew down $43.8 million and two vessels (STI Marshall and STI Grace) were collateralized under this facility as part of this drawdown. In October 2023, we drew down $50.2 million and two vessels (STI Guide and STI Gauntlet) were collateralized under this facility as part of this drawdown.
The 2023 $94.0 Million Credit Facility has a final maturity of five years from the drawdown date of each vessel and bears interest at SOFR plus a margin of 1.70% per annum. The facility is scheduled to be repaid in aggregate repayments of $2.4 million per quarter with a balloon payment due at maturity.
Our 2023 $94.0 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.5 billion.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 143% of the then aggregate of (i) principal amount of the loans outstanding and (ii) negative value of any hedging exposure under such credit facility.
The amounts outstanding as of December 31, 2024 and 2023 were $83.2 million and $92.9 million, respectively, and we were in compliance with the financial covenants as of those dates.
Lease financing arrangements
The below summarizes the key terms of our lease financing arrangements. For each arrangement, we have evaluated whether, in substance, these transactions are leases or merely a form of financing. As a result of this evaluation, we have concluded that each agreement is a form of financing on the basis that each transaction is a sale and leaseback transaction which does not meet the criteria for a sale under IFRS 15. Accordingly, the cash received in the transfer has been accounted for as a liability under IFRS 9, and each arrangement has been recorded at amortized cost using the effective interest method, with the corresponding vessels being recorded at cost, less accumulated depreciation, on our consolidated balance sheet.
The obligations set forth below are secured by, among other things, assignments of earnings and insurances and stock pledges and account charges in respect of the subject vessels. All of the financing arrangements contain customary events of default, including cross-default provisions as well as subjective acceleration clauses under which the lessor could cancel the lease in the event of a material adverse change in the Company’s business.
Given the favorable market conditions during the last several years, we exercised purchase options and repaid the lease obligations on all but three vessels. In all circumstances, we submitted binding notices to exercise the purchase options prior to the end of the lease term in accordance with the existing provisions of the leases. As these instruments were accounted for as financial liabilities at amortized cost under IFRS 9, the submission of the purchase option notice triggered a re-assessment of the cash flows associated with the liability. As almost all of these instruments were floating rate financial liabilities, the carrying values of the liabilities did not change with the exception of purchase option fees incurred on certain arrangements, all of which are detailed below. For fixed rate instruments, a nominal gain or loss was recorded upon re-assessment.
Ocean Yield Lease Financing
We assumed the obligations under a lease financing arrangement with Ocean Yield ASA for four LR2 tankers (STI Sanctity, STI Steadfast, STI Supreme, and STI Symphony) in connection with the September 2017 acquisition of Navig8 Product Tankers Inc. (the "Ocean Yield Lease Financing"). Under this arrangement, each vessel was subject to a 13-year bareboat charter, which expires between February and August 2029 (depending on the vessel). Charterhire, which is paid monthly in advance, includes a fixed payment in addition to a quarterly adjustment based on prevailing benchmark rates (LIBOR and SOFR plus a CSA).
Monthly principal payments are approximately $0.2 million per vessel gradually increasing to $0.3 million per vessel per month until the expiration of the agreement. The interest component of the leases approximates the prevailing benchmark rate plus 5.40% per annum. We also have purchase options to re-acquire each of the vessels during the bareboat charter period, with the first of such options exercisable beginning at the end of the seventh year from the delivery date of the subject vessel.
In September 2022, we gave notice to exercise the purchase option on STI Sanctity. The purchase option price for this vessel was $27.8 million, and the purchase closed in March 2023. In October 2022, we gave notice to exercise the purchase options on STI Steadfast and STI Supreme. The purchase option price was $27.8 million per vessel, and the purchases closed in May 2023 and August 2023. After these purchases, STI Symphony was the only vessel subject to these lease terms.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
The carrying values of the amounts due under this arrangement (which reflect fair value adjustments made as part of the initial purchase price allocation of the acquisition along with non-cash adjustments to the carrying values that were triggered by notifications to exercise purchase options) were $22.2 million and $25.2 million as of December 31, 2024 and 2023, respectively. We were in compliance with the financial covenants as of those dates.
BCFL Lease Financing (MRs)
In September 2017, we entered into agreements to sell and lease back five 2012 built MR product tankers (STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx) with Bank of Communications Finance Leasing Co Ltd., or BCFL, for a sales price of $27.5 million per vessel (the "BCFL Lease Financing (MRs)"). The financing for STI Topaz, STI Ruby and STI Garnet closed in September 2017, the financing for STI Onyx closed in October 2017, and the financing for STI Amber closed in November 2017. Each agreement was for a fixed term of seven years at a bareboat rate of $9,025 per vessel per day, with three consecutive one-year options to extend each charter beyond the initial term. Furthermore, we had the option to purchase these vessels beginning at the end of the fifth year of the agreements through the end of the tenth year of the agreements. A deposit of $5.1 million per vessel was retained by the buyers to be applied to the purchase price of the vessel if a purchase option is exercised or refunded to us at the expiration of the agreement (as applicable).
In April 2020, we executed an agreement to increase the borrowing capacity by up to $1.9 million per vessel to partially finance the purchase and installation of scrubbers on the above vessels. The agreement was for a fixed term of three years at the rate of up to $1,910 per vessel per day to be allocated to principal and interest.
In July 2020, we drew $1.9 million to partially finance the purchase and installation of a scrubber on one vessel and in January 2021, we drew $5.8 million to partially finance the purchase and installation of scrubbers on three vessels.
In November 2023, we exercised the purchase option on STI Amber prior to its sale and repaid the outstanding indebtedness of $8.2 million, which was net of the vessel deposit, as part of this transaction, thus terminating the lease.
In November 2023, we gave notice to exercise the purchase options on the remaining four vessels.
In December 2023, we closed on the purchase of STI Ruby and repaid the outstanding indebtedness of $7.4 million, which was net of the vessel deposit, thus terminating the lease.
The aggregate outstanding balance under this arrangement was $21.7 million as of December 31, 2023.
In January 2024, we closed on the purchases of STI Topaz, STI Garnet and STI Onyx and repaid the aggregate outstanding lease liability of $21.7 million, which was net of the vessel deposits, thus terminating the leases.
2020 SPDBFL Lease Financing
In November 2020, we executed an agreement with SPDB Financial Leasing Co., Ltd to sell and leaseback four MR product tankers (STI Donald C Trauscht, STI Esles II, STI San Telmo, and STI Jardins). The aggregate borrowing amount under the arrangement was $96.5 million, which was drawn in November and December 2020 (the "2020 SPDBFL Lease Financing").
Coinciding with the first payment dates in the first quarter of 2021, we were required to deposit with the lessor 3% of the borrowing amount, or $2.9 million in aggregate.
In September 2023, we gave notice to exercise the purchase options on the vessels under this arrangement. The purchases of STI Esles II and STI Donald C Trauscht closed in November 2023 and we repaid the aggregate outstanding lease liability, net of $1.5 million in deposits held by the lessor, of $38.1 million related to these vessels, and paid purchase option fees of $0.8 million as part of these transactions, thus terminating the leases.
The carrying value of the amounts due under the arrangement (net of deposits of $1.4 million and including accrued purchase option fees of $0.8 million) was $37.6 million as of December 31, 2023.
In January 2024, we closed on the purchases of STI Jardins and STI San Telmo and repaid the aggregate outstanding lease liability of $36.9 million, which was net of the vessel deposits of $1.4 million, and paid purchase option fees of $0.8 million as part of these transactions, thus terminating the leases.
2021 AVIC Lease Financing
In February 2021, we closed on the sale and leaseback of two vessels (STI Memphis and STI Soho) with AVIC International Leasing Co., Ltd. for aggregate proceeds of $44.2 million (the “2021 AVIC Lease Financing”). In March 2021, we closed on the sale and leaseback of two additional vessels (STI Lombard and STI Osceola) under the 2021 AVIC Lease Financing for aggregate proceeds of $53.1 million.
In October 2023, we gave notice to exercise the purchase options on the vessels under this arrangement.
The carrying value of the amounts due under the arrangement (net of the deposits of $1.0 million and including accrued purchase option fees of $1.2 million) was $77.6 million as of December 31, 2023.
In January 2024, we closed on these purchases and repaid the aggregate outstanding lease liability of $76.4 million, which was net of the vessel deposits of $1.0 million, and paid purchase option fees of $1.2 million as part of these transactions, thus terminating the leases.
2021 CMBFL Lease Financing
In March 2021, we received a commitment to sell and leaseback four Handymax vessels (STI Comandante, STI Brixton, STI Pimlico and STI Finchley) and one MR (STI Westminster) from CMB Financial Leasing Co. Ltd, or CMBFL (the "2021 CMBFL Lease Financing"). In March 2021, we closed on the sale and leaseback of the aforementioned Handymax vessels for aggregate proceeds of $58.8 million. In April 2021, we closed on the sale and leaseback of STI Westminster for aggregate proceeds of $20.25 million.
The aggregate outstanding balance under this arrangement was $61.5 million as of December 31, 2023.
In January 2024, we gave notice to exercise the purchase options on the vessels under this arrangement. In March 2024, we closed on the purchases of STI Brixton, STI Comandante, STI Pimlico and STI Finchley and repaid the aggregate outstanding lease liability of $45.3 million related to these vessels, and paid purchase option fees of $0.5 million as part of these transactions, thus terminating the leases. In April 2024, we closed on the purchase of STI Westminster and repaid the aggregate outstanding lease liability of $15.8 million related to this vessel, and paid purchase option fees of $0.2 million as part of this transaction, thus terminating the lease.
2021 TSFL Lease Financing
In March 2021, we closed on the sale and leaseback of three MR vessels (STI Black Hawk, STI Notting Hill and STI Pontiac) with Taiping & Sinopec Financial Leasing Co., Ltd. for aggregate proceeds of $57.7 million (the "2021 TSFL Lease Financing").
In December 2023, we gave notice to exercise the purchase options on the vessels under this arrangement.
The carrying value of the amounts due under the arrangement (including accrued purchase option fees of $0.9 million) was $46.5 million as of December 31, 2023.
In March 2024, we exercised the purchase options on STI Black Hawk, STI Notting Hill and STI Pontiac under this arrangement, repaid the aggregate outstanding lease liability of $45.6 million related to these vessels, and paid purchase option fees of $0.9 million as part of these transactions, thus terminating the leases.
2021 Ocean Yield Lease Financing
In December 2021, we closed on the sale and leaseback transactions for two LR2 product tankers (STI Gallantry and STI Guard) with Ocean Yield ASA (the “2021 Ocean Yield Lease Financing”). The borrowing amount under the agreements was $70.2 million in aggregate.
Under this lease financing arrangement, each vessel is subject to a ten-year bareboat charter-in agreement. The lease financings bear interest at the prevailing benchmark rate (LIBOR and SOFR plus a CSA) plus a margin per annum and are scheduled to be repaid in equal monthly principal installments of approximately $0.2 million per vessel. Each agreement contains purchase options to re-acquire each of the subject vessels on the fourth, fifth, and seventh anniversary dates from the effective date of each agreement, with a purchase obligation for each vessel upon the expiration of each agreement.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
The amounts outstanding were $52.2 million and $58.1 million as of December 31, 2024 and 2023, respectively, and we were in compliance with the financial covenants as of those dates.
2022 AVIC Lease Financing
In May and June 2022, we closed on the sale and leaseback of two MR product tankers (STI Gramercy and STI Queens) and two LR2 product tankers (STI Selatar and STI Oxford) with AVIC International Leasing Co., Ltd. for aggregate proceeds of $118.4 million (the “2022 AVIC Lease Financing”).
The carrying value of the amounts due under the arrangement (net of deposits of $1.2 million) was $103.5 million as of December 31, 2023.
In February 2024, we gave notice to exercise the purchase options on the vessels under this arrangement. In May 2024, we exercised the purchase options on STI Gramercy and STI Queens under this arrangement, repaid the aggregate outstanding lease liability of $39.1 million related to these vessels (which is net of $0.5 million in deposits held by the lessor), and paid purchase option fees of $0.6 million as part of these transactions, thus terminating the leases. In June 2024, we exercised the purchase options on STI Oxford and STI Selatar under this arrangement, repaid the aggregate outstanding lease liability (which is net of $0.7 million in deposits held by the lessor) of $62.0 million related to these vessels, and paid purchase option fees of $0.9 million as part of these transactions, thus terminating the leases.
Unsecured debt
Unsecured Senior Notes Due 2025
In May 2020, we issued $28.1 million aggregate principal amount of 7.00% senior unsecured notes due June 30, 2025, or our "Unsecured Senior Notes Due 2025", in an underwritten public offering. This amount includes $3.1 million related to the partial exercise of the underwriters’ option to purchase additional Unsecured Senior Notes due 2025 under the same terms and conditions. The aggregate net proceeds were approximately $26.5 million after deducting underwriting commissions and offering expenses.
In January 2021, we entered into a note distribution agreement (the "Distribution Agreement") with B. Riley Securities, Inc. as the sales agent (the "Agent") under which we may offer and sell, from time to time, up to an additional $75.0 million aggregate principal amount of our Unsecured Senior Notes Due 2025 (the "Additional Notes").
Any Additional Notes sold were issued under that certain indenture pursuant to which we previously issued $28.1 million aggregate principal amount our Unsecured Senior Notes Due 2025, on May 29, 2020 (the "Initial Notes"). The Additional Notes have the same terms as the Initial Notes (other than date of issuance), form a single series of debt securities with the Initial Notes and have the same CUSIP number and were fungible with the Initial Notes immediately upon issuance, including for purposes of notices, consents, waivers, amendments and any other action permitted under the aforementioned indenture. The Unsecured Senior Notes Due 2025 were listed on the NYSE under the symbol “SBBA.”
During the year ended December 31, 2021, we issued $42.1 million aggregate principal amount of Unsecured Senior Notes Due 2025 under the program, resulting in $41.2 million in aggregate net proceeds (net of underwriters commissions and expenses)
The Unsecured Senior Notes Due 2025 bear interest at a coupon rate of 7.0% per year, payable quarterly in arrears on the 30th day of March, June, September, and December of each year. Coupon payments commenced on June 30, 2020. We may redeem the Unsecured Senior Notes Due 2025 in whole or in part, at our option, at any time (i) on or after June 30, 2022 and prior to June 30, 2023, at a redemption price equal to 102% of the principal amount to be redeemed, (ii) on or after June 30, 2023 and prior to June 30, 2024, at a redemption price equal to 101% of the principal amount to be redeemed, and (iii) on or after June 30, 2024 and prior to maturity, at a redemption price equal to 100% of the principal amount to be redeemed, in each case plus accrued and unpaid interest to, but excluding, the redemption date.
The Unsecured Senior Notes Due 2025 are a senior unsecured obligation and rank equally with all of our existing and future senior unsecured and unsubordinated debt, are effectively subordinated to our existing and future secured debt, to the extent of the value of the assets securing such debt, and are structurally subordinated to all existing and future debt and other liabilities of our subsidiaries. No sinking fund is provided for the Unsecured Senior Notes Due 2025. The Unsecured Senior Notes Due 2025 were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof.
The Unsecured Senior Notes Due 2025 require us to comply with certain covenants, including financial covenants, restrictions on consolidations, mergers or sales of assets and prohibitions on paying dividends or returning capital to equity holders if a covenant breach or an event of default has occurred or would occur as a result of such payment.
The financial covenants under our Unsecured Senior Notes Due 2025 include:
•Net borrowings shall not equal or exceed 70% of total assets.
•Net worth shall always exceed $650.0 million.
The carrying values of the Unsecured Senior Notes Due 2025 (net of unamortized net discount on the Additional Notes issued at market price during 2021) were $70.5 million and $70.5 million as of December 31, 2024 and 2023, respectively, and we were in compliance with the financial covenants relating to the Unsecured Senior Notes Due 2025 as of those dates.
The Unsecured Senior Notes due 2025 were redeemed in March 2025 as described in Note 23.
Convertible Notes Due 2025
During the year ended December 31, 2021, we issued 3.00% Senior Convertible Notes for an aggregate principal amount of $200.0 million (the "Convertible Notes Due 2025").
During the year ended December 31, 2022, we repurchased an aggregate $12.3 million face value of our Convertible Notes Due 2025 in the open market for $14.3 million. The consideration paid included the Accreted Principal Amount.
In November 2022, we sent a notice of redemption to all holders of the Convertible Notes Due 2025 pursuant to Section 16.01 of the indenture dated March 25, 2021.
All of the holders of the Convertible Notes Due 2025 fully converted their notes prior to the Redemption Date, resulting in the issuance of 5,757,698 common shares to settle all amounts outstanding, including accrued but unpaid interest.
We incurred $5.2 million of coupon interest and $11.3 million of non-cash accretion (inclusive of the Accreted Principal Amount of $9.8 million) during the year ended December 31, 2022.